12. COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
12. COMMITMENTS AND CONTINGENCIES

Lease Commitments

We currently rent approximately 2,600 square feet of executive office space at 9635 Granite Ridge Drive, Suite 100, San Diego, CA 92123 at the rate of $6,054 per month on a four-year lease that expires in May 2018. We also rent approximately 1,700 square feet of laboratory space at 11585 Sorrento Valley Road, Suite 109, San Diego, California 92121 at the rate of $4,548 per month on a one-year lease that was extended to an expiration date of November 30, 2018.

Rent expense, which is included in general and administrative expenses, approximated $100,000 and $114,000 for the nine month periods ended December 31, 2017 and 2016, respectively.

Legal Matters

From time to time, claims are made against us in the ordinary course of business, which could result in litigation. Claims and associated litigation are subject to inherent uncertainties and unfavorable outcomes could occur, such as monetary damages, fines, penalties or injunctions prohibiting us from selling one or more products or engaging in other activities.

The occurrence of an unfavorable outcome in any specific period could have a material adverse effect on our results of operations for that period or future periods. We are not presently a party to any pending or threatened legal proceedings.

EMPLOYMENT CONTRACTS

We entered into an employment agreement with our Chairman of the Board (“Chairman”) effective April 1, 1999. The agreement, which is cancelable by either party upon sixty days’ notice, will be in effect until the Chairman retires or ceases to be employed by us. Under the terms of the agreement, if the Chairman is terminated he may become eligible to receive a salary continuation payment in the amount of at least twelve months' base salary, which was increased to $385,000 per year in September 2015.

We entered into an employment agreement with Dr. Richard H. Tullis, Ph. D. (“Tullis”) effective January 10, 2000 as our Chief Science Officer ("CSO"). Under the terms of the agreement, if Tullis is terminated he may become eligible to receive a salary continuation payment in the amount of twelve months’ base salary, which is $195,000 per year.

In February 2016, we entered into a part-time consulting agreement with Tullis. Under that agreement, Tullis continued to provide services under the terms of a consulting agreement with us. In connection with the change in his employment, Tullis resigned as our Vice President. Under the consulting agreement, Tullis rendered approximately twenty (20) hours per week of such services, for which we paid him a consulting fee of $10,000 per month. The term of the consulting agreement was for an initial sixty-day period and, unless terminated earlier by either party, shall automatically extend for additional one-month periods. Either party to the consulting agreement may terminate it upon 30 day’s prior written notice to the other party.

Concurrently with the entry into the consulting agreement, Tullis and the Company mutually agreed to terminate his employment agreement with us.

In November 2016, the scope of the consulting agreement was amended to reduce the hours from 20 hours per week to 20 hours per month with a reduction in monthly consulting fees from the original $10,000 per month to $4,000 per month.

Then in February 2017, the scope of the consulting agreement was further amended to reduce the hours from 20 hours per month to 10 hours per month with a reduction in monthly consulting fees from $4,000 per month to $2,000 per month.

RETENTION AGREEMENTS

On October 16, 2015, following a recommendation of our Compensation Committee, we approved retention bonus grants to three of our executive officers under a newly established Aethlon Senior Management Retention Program to maintain management stability going forward. The Board approved a $100,000 retention bonus for Mr. James A. Joyce, our Chief Executive Officer, a $50,000 retention bonus for Mr. Rodney S. Kenley, our President, and a $50,000 retention bonus for Mr. James B. Frakes, our Chief Financial Officer.

In connection with the bonus granted to Mr. Joyce, we entered into an amendment of Mr. Joyce’s Employment Agreement dated April 1, 1999. Pursuant to the amendment, if within two years of the effective date of the amendment, we terminate Mr. Joyce’s employment with us for “Cause” (as defined in his employment agreement) or Mr. Joyce terminates his employment with us other than for “Good Reason” (as defined in his employment agreement), Mr. Joyce must repay in full the amount of the bonus received from us. In the event of his death or disability or termination by us other than for “Cause” or termination by Mr. Joyce for “Good Reason,” Mr. Joyce will not be required to repay any portion of the bonus received by him.

In connection with the bonus granted to Mr. Kenley, we entered into an amendment of Mr. Kenley’s Offer Letter dated October 27, 2010. Pursuant to the amendment, if within two years of the effective date of the amendment, we terminate Mr. Kenley’s employment with us for “Cause” (as defined in the amendment) or Mr. Kenley terminates his employment with us other than for “Good Reason” (as defined in the amendment), Mr. Kenley must repay in full the amount of the bonus received from us. In the event of his death or disability or termination by us other than for “Cause” or termination by Mr. Kenley for “Good Reason,” Mr. Kenley will not be required to repay any portion of the bonus received by him.

In connection with the bonus granted to Mr. Frakes, we entered into a Retention Bonus Agreement with Mr. Frakes. Pursuant to the agreement, if within two years of the effective date of the agreement, we terminate Mr. Frakes’ employment with us for “Cause” (as defined in the agreement) or Mr. Frakes terminates his employment with us other than for “Good Reason” (as defined in the agreement), Mr. Frakes must repay in full the amount of the bonus received from us. In the event of his death or disability or termination by us other than for “Cause” or termination by Mr. Frakes for “Good Reason,” Mr. Frakes will not be required to repay any portion of the bonus received by him.

LEASE COMMITMENTS

We currently rent approximately 2,600 square feet of executive office space at 9635 Granite Ridge Drive, Suite 100, San Diego, CA 92123 at the rate of $6,054 per month on a four-year lease that expires in January 2019. We also rent approximately 1,700 square feet of laboratory space at 11585 Sorrento Valley Road, Suite 109, San Diego, California 92121 at the rate of $4,838 per month on a one-year lease that expires in November 2016.  Our current plans are to renew the lease prior to expiration or to secure alternative lab space in the San Diego area.

Our Exosome Sciences, Inc. subsidiary previously rented approximately 2,055 square feet of office and laboratory space at 11 Deer Park Drive, South Brunswick, NJ at the rate of $3,917 per month on a one-year lease that expired in October 2015. In October 2015, Exosome Sciences, Inc. relocated to a different suite at the same office complex. That new suite was comprised of approximately 541 square feet of office and laboratory space and is located at 9 Deer Park Drive, South Brunswick, NJ at the rate of $1,352 per month under a month to month lease basis. In January 2016, we exercised our 30-day notice to terminate the Exosome Sciences’ lease in New Jersey as part of a consolidation of our laboratory operations in San Diego.

Rent expense, which is included in general and administrative expenses, approximated $151,000 and $144,000 for the fiscal years ended March 31, 2017 and 2016, respectively. As of March 31, 2017, our commitments under the lease agreements are as follows:

	Fiscal Year Ending
	2018	2019
9635 Granite Ridge Drive, Suite 100, San Diego, CA 92123 office lease	$78,156	$21,446

11585 Sorrento Valley Road, Suite 109, San Diego, CA 92121 office lease	47,054	–

Total Lease Commitments	$125,210	$21,446

LEGAL MATTERS

From time to time, claims are made against us in the ordinary course of business, which could result in litigation. Claims and associated litigation are subject to inherent uncertainties and unfavorable outcomes could occur, such as monetary damages, fines, penalties or injunctions prohibiting us from selling one or more products or engaging in other activities.

The occurrence of an unfavorable outcome in any specific period could have a material adverse effect on our results of operations for that period or future periods. We are not presently a party to any pending or threatened legal proceedings.